Eaton Vance
Enhanced Equity Income Fund
December 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 100.3%(1)
Security	Shares	Value
Aerospace & Defense — 0.9%
HEICO Corp.	24,976	$ 8,081,984
		$ 8,081,984
Beverages — 2.2%
Coca-Cola Co.	266,987	$ 18,665,061
		$ 18,665,061
Biotechnology — 2.5%
AbbVie, Inc.	75,395	$ 17,227,003
Argenx SE ADR(2)	5,327	4,479,741
		$ 21,706,744
Broadline Retail — 5.2%
Amazon.com, Inc.(2)	193,658	$ 44,700,139
		$ 44,700,139
Building Products — 1.0%
Carrier Global Corp.	156,748	$ 8,282,564
		$ 8,282,564
Capital Markets — 5.2%
Intercontinental Exchange, Inc.	69,999	$ 11,337,038
LPL Financial Holdings, Inc.	28,491	10,176,130
S&P Global, Inc.	26,198	13,690,813
Tradeweb Markets, Inc., Class A	93,814	10,088,758
		$ 45,292,739
Commercial Services & Supplies — 1.1%
Waste Connections, Inc.	54,085	$ 9,484,346
		$ 9,484,346
Consumer Staples Distribution & Retail — 1.8%
Walmart, Inc.	142,752	$ 15,904,000
		$ 15,904,000
Electrical Equipment — 3.7%
AMETEK, Inc.	51,725	$ 10,619,660
Eaton Corp. PLC	41,851	13,329,962
Siemens Energy AG(2)	57,111	8,012,019
		$ 31,961,641
Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	89,246	$ 12,060,704
		$ 12,060,704
Entertainment — 4.8%
Liberty Media Corp.-Liberty Formula One, Class C(2)	132,618	$ 13,064,199
Live Nation Entertainment, Inc.(2)	67,301	9,590,393
Netflix, Inc.(2)	144,520	13,550,195
Spotify Technology SA(2)	9,413	5,466,223
		$ 41,671,010
Financial Services — 5.3%
Rocket Cos., Inc., Class A	888,799	$ 17,207,149
Shift4 Payments, Inc., Class A(2)	64,301	4,049,034
Visa, Inc., Class A	69,403	24,340,326
		$ 45,596,509
Health Care Equipment & Supplies — 1.2%
Edwards Lifesciences Corp.(2)	116,770	$ 9,954,642
		$ 9,954,642
Health Care Providers & Services — 1.6%
McKesson Corp.	8,175	$ 6,705,871
Quest Diagnostics, Inc.	40,511	7,029,874
		$ 13,735,745
Hotels, Restaurants & Leisure — 2.4%
Domino's Pizza, Inc.	26,472	$ 11,034,059
Marriott International, Inc., Class A	30,086	9,333,881
		$ 20,367,940
Insurance — 1.1%
Arthur J. Gallagher & Co.	38,377	$ 9,931,584
		$ 9,931,584
Interactive Media & Services — 10.6%
Alphabet, Inc., Class C	185,574	$ 58,233,121
Meta Platforms, Inc., Class A	50,341	33,229,591
		$ 91,462,712
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	20,726	$ 12,009,681
		$ 12,009,681

Eaton Vance
Enhanced Equity Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 0.9%
Parker-Hannifin Corp.	8,352	$ 7,341,074
		$ 7,341,074
Oil, Gas & Consumable Fuels — 2.4%
ConocoPhillips	123,810	$ 11,589,854
EQT Corp.	174,478	9,352,021
		$ 20,941,875
Pharmaceuticals — 2.8%
Eli Lilly & Co.	22,603	$ 24,290,992
		$ 24,290,992
Professional Services — 1.4%
TransUnion	139,772	$ 11,985,449
		$ 11,985,449
Real Estate Management & Development — 1.8%
CoStar Group, Inc.(2)	138,500	$ 9,312,740
FirstService Corp.	39,940	6,211,868
		$ 15,524,608
Semiconductors & Semiconductor Equipment — 16.5%
Analog Devices, Inc.	45,808	$ 12,423,130
Broadcom, Inc.	102,970	35,637,917
Lam Research Corp.	83,093	14,223,860
NVIDIA Corp.	432,617	80,683,070
		$142,967,977
Software — 11.5%
Fair Isaac Corp.(2)	5,894	$ 9,964,514
Microsoft Corp.	141,042	68,210,732
Palo Alto Networks, Inc.(2)	57,622	10,613,972
Synopsys, Inc.(2)	23,148	10,873,079
		$ 99,662,297
Specialty Retail — 2.6%
Burlington Stores, Inc.(2)	39,551	$ 11,424,306
Security	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc.	73,249	$ 11,251,779
		$ 22,676,085
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	222,816	$ 60,574,758
		$ 60,574,758
Total Common Stocks (identified cost $433,536,149)		$866,834,860

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(3)	2,093,210	$ 2,093,210
Total Short-Term Investments (identified cost $2,093,210)		$ 2,093,210
Total Investments — 100.5% (identified cost $435,629,359)		$868,928,070
Total Written Covered Call Options — (0.4)% (premiums received $6,268,008)		$ (3,459,388)
Other Assets, Less Liabilities — (0.1)%		$ (777,228)
Net Assets — 100.0%		$864,691,454
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at December 31, 2025 has been pledged as collateral for such written option.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.

Written Covered Call Options (Exchange-Traded) — (0.4)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
AbbVie, Inc.	375	$8,568,375	$235	1/9/26	$ (24,375)
Alphabet, Inc., Class C	925	29,026,500	325	1/16/26	(227,550)
Amazon.com, Inc.	965	22,274,130	240	1/23/26	(216,160)

Eaton Vance
Enhanced Equity Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
AMETEK, Inc.	255	$5,235,405	$210	1/16/26	$ (47,175)
Amphenol Corp., Class A	445	6,013,730	140	1/16/26	(86,775)
Analog Devices, Inc.	225	6,102,000	285	1/2/26	(10,125)
Apple, Inc.	1,110	30,176,460	280	1/23/26	(208,680)
Argenx SE ADR	25	2,102,375	900	1/16/26	(14,500)
Arthur J. Gallagher & Co.	190	4,917,010	280	2/20/26	(66,500)
Broadcom, Inc.	525	18,170,250	360	1/16/26	(286,125)
Burlington Stores, Inc.	195	5,632,575	305	1/30/26	(93,600)
Carrier Global Corp.	780	4,121,520	58	1/16/26	(8,580)
Coca-Cola Co.	1,250	8,738,750	72	1/9/26	(5,000)
ConocoPhillips	615	5,757,015	100	1/16/26	(12,300)
CoStar Group, Inc.	690	4,639,560	70	1/16/26	(62,100)
Domino's Pizza, Inc.	110	4,585,020	460	1/16/26	(7,150)
Eaton Corp. PLC	205	6,529,455	335	1/23/26	(70,725)
Edwards Lifesciences Corp.	580	4,944,500	88	1/16/26	(44,080)
Eli Lilly & Co.	115	12,358,820	1,050	1/9/26	(438,725)
EQT Corp.	870	4,663,200	57	1/23/26	(44,370)
Fair Isaac Corp.	15	2,535,930	1,860	1/16/26	(3,390)
HEICO Corp.	120	3,883,080	330	1/16/26	(42,000)
Intercontinental Exchange, Inc.	330	5,344,680	165	1/16/26	(57,750)
Lam Research Corp.	415	7,103,970	185	1/23/26	(124,500)
Live Nation Entertainment, Inc.	315	4,488,750	145	1/16/26	(85,050)
LPL Financial Holdings, Inc.	125	4,464,625	390	1/16/26	(17,500)
Marriott International, Inc., Class A	150	4,653,600	320	1/9/26	(30,000)
McKesson Corp.	40	3,281,160	840	1/9/26	(21,800)
Meta Platforms, Inc., Class A	250	16,502,250	705	1/9/26	(9,000)
Microsoft Corp.	720	34,820,640	495	1/16/26	(237,600)
Netflix, Inc.	720	6,750,720	103	1/16/26	(11,520)
NVIDIA Corp.	2,160	40,284,000	195	1/9/26	(211,680)
Palo Alto Networks, Inc.	275	5,065,500	195	1/2/26	(275)
Parker-Hannifin Corp.	40	3,515,840	930	1/16/26	(11,800)
Quest Diagnostics, Inc.	200	3,470,600	200	1/16/26	(5,000)
Rocket Cos., Inc., Class A	4,440	8,595,840	20	1/23/26	(275,280)
S&P Global, Inc.	130	6,793,670	540	1/23/26	(39,000)
Shift4 Payments, Inc., Class A	320	2,015,040	83	1/16/26	(1,600)
Spotify Technology SA	45	2,613,195	610	1/23/26	(37,800)
Synopsys, Inc.	115	5,401,780	495	1/23/26	(68,425)
Thermo Fisher Scientific, Inc.	100	5,794,500	595	1/9/26	(15,000)
TJX Cos., Inc.	365	5,606,765	163	1/30/26	(20,805)
Tradeweb Markets, Inc., Class A	465	5,000,610	115	1/16/26	(31,388)
TransUnion	615	5,273,625	88	1/16/26	(70,725)
Visa, Inc., Class A	345	12,099,495	360	1/16/26	(38,985)
Walmart, Inc.	765	8,522,865	120	1/16/26	(6,120)

Eaton Vance
Enhanced Equity Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Waste Connections, Inc.	270	$4,734,720	$185	1/16/26	$ (10,800)
Total					$(3,459,388)
Abbreviations:
ADR	– American Depositary Receipt
At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.
Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,093,210, which represents 0.2% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,813,623	$25,412,301	$(33,132,714)	$ —	$ —	$2,093,210	$29,464	2,093,210
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$133,133,722	$ —	$ —	$133,133,722
Consumer Discretionary	87,744,164	—	—	87,744,164
Consumer Staples	34,569,061	—	—	34,569,061

Eaton Vance
Enhanced Equity Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Energy	$ 20,941,875	$ —	$ —	$ 20,941,875
Financials	100,820,832	—	—	100,820,832
Health Care	81,697,804	—	—	81,697,804
Industrials	69,125,039	8,012,019	—	77,137,058
Information Technology	315,265,736	—	—	315,265,736
Real Estate	15,524,608	—	—	15,524,608
Total Common Stocks	$858,822,841	$8,012,019	$ —	$866,834,860
Short-Term Investments	$ 2,093,210	$ —	$ —	$ 2,093,210
Total Investments	$860,916,051	$8,012,019	$ —	$868,928,070
Liability Description
Written Covered Call Options	$ (3,459,388)	$ —	$ —	$ (3,459,388)
Total	$ (3,459,388)	$ —	$ —	$ (3,459,388)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.